Loss per Share (Details Textual)	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Aug. 09, 2017	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)
Earnings per share [line items]
Borrowings, interest rate	15.00%	15.00%
Convertible notes [Member]
Earnings per share [line items]
Notional amount	$ 3,624,198	$ 2,600,000		$ 16,474,465	$ 12,000,000
Borrowings, interest rate	7.00%	7.00%	10.00%